CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2018
Interest expense	$ 156,941	$ 299,412
Vis Vires Group, Inc [Member]
Accrued interest			$ 31,741